SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
Composition of share capital:

	December 31, 2012		December 31, 2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares of £0.01 par value each	49,800,000	13,369,809	49,800,000	12,098,597
Deferred A shares of £0.001 par value	800,000	-	800,000	-
Deferred B shares of £0.001 par value	1,200,000	-	1,200,000	-
Deferred C shares of £0.001 par value	400,000	-	400,000	400,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended June 30, 2013:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at beginning of the period	770,527	$1.44
Changes during the period:
Forfeited	(55,000)	$1.56

Options outstanding at end of the period	715,527	$1.39	6.5	$197

Vested and expected to vest	715,527	$1.39	6.5	$197

Options exercisable at end of the period	715,527	$1.39	6.5	$197

The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of the period	360,527	$1.29
Changes during the period:
Granted	410,000	$1.58

Options outstanding at end of the period	770,527	$1.44	7.2	$169

Vested and expected to vest	770,527	$1.44	7.2	$169

Options exercisable at end of the period	540,527	$1.38	6.3	$152

Share-based Compensation Arrangement by Share-based Payment, Award, Options and Warrants [Table Text Block]
The options and warrants outstanding as of June 30, 2013 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise Price	Expiration date

August 28, 2007 (1)	20,475	1.29	August 28, 2017
May 27, 2009 (1)	30,000	1.56	May 27, 2019
February 12, 2012 (3)	309,492	2.00	February 12, 2017
April 26, 2012 (2)	90,000	2.00	March 19, 2017
June 27, 2012 (4)	2,988	1.75	June 21, 2022
November 30, 2012 (5)	90,180	2.00	November 30, 2017
January 17, 2013 (5)	43,035	2.00	January 17, 2018
January 31, 2013 (5)	7,200	2.00	January 31, 2018
February 8, 2013 (5)	3,600	2.00	February 28, 2018

	596,970

The options and warrants outstanding as of December 31, 2012 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise price	Expiration date

August 28, 2007 (2)	20,475	1.29	August 28, 2017
May 27, 2009 (2)	30,000	1.56	May 27, 2019
February 12, 2012 (4)	309,492	2.00	February 12, 2017
April 26, 2012 (3)	90,000	2.00	March 19, 2017
June 27, 2012 (5)	2,988	1.75	June 21, 2022
November 30, 2012 (6)	90,180	2.00	November 30, 2017

	543,135

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2012	2011	2010

Research and development, net	$(2)	$-	$7
General and administrative expenses	469	140	-
Financial (income), net	(82)	(120)	(102)

	$385	$20	$(95)

Call Option [Member]
Schedule Of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following assumptions for the warrants call option (range of annualized percentages):

	Year ended December 31,	Period ended June 30,
	2012	2013
		Unaudited

Dividend yield	0%	0%
Expected volatility	79.61%-86.31%	76.83%-86.09%
Risk-free interest	0.12%-0.21%	0.12%-0.67%
Expected life	0.92-1.42 years	0.75-2.39 years

Fair values were estimated during 2012 using the following assumptions for the warrants call option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	79.61%-86.31%
Risk-free interest	0.12%-0.21%
Expected life	0.92-1.42 years

Put Option [Member]
Schedule Of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

	Year ended December 31,	Period ended June 30,
	2012	2013
		Unaudited

Dividend yield	0%	0%
Expected volatility	67%-83%	73.33%-86.09%
Risk-free interest	0.11%-0.28%	0.13%-0.32%
Expected life	0.25-1.04 years	0.58-1.83 years

Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	67%-83%
Risk-free interest	0.11%-0.28%
Expected life	0.25-1.04 years

Employee Stock Option [Member]
Schedule Of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair value was estimated using the following weighted-average assumptions (annualized percentages):

Six months ended June 30, 2012 (Unaudited)

Dividend yield	0%
Expected volatility	90%
Risk-free interest	0.69%-0.74%
Expected life	5.0%
Forfeiture rate	0%